Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Columbia Disciplined Core Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Core Fund
Class Name	Class A
Trading Symbol	AQEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 50	0.94% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.94%	[1]
Net Assets	$ 4,965,299,833
Holdings Count | Holding	76
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 4,965,299,833
Total number of portfolio holdings	76
Portfolio turnover for the reporting period	22%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the
Fund
represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	6.8%
Apple, Inc.	6.1%
Alphabet, Inc., Class A	5.8%
Microsoft Corp.	5.8%
Meta Platforms, Inc., Class A	4.7%
Amazon.com, Inc.	4.6%
Citigroup, Inc.	2.3%
Salesforce, Inc.	2.3%
Fiserv, Inc.	2.1%
Caterpillar, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	6.8%
Apple, Inc.	6.1%
Alphabet, Inc., Class A	5.8%
Microsoft Corp.	5.8%
Meta Platforms, Inc., Class A	4.7%
Amazon.com, Inc.	4.6%
Citigroup, Inc.	2.3%
Salesforce, Inc.	2.3%
Fiserv, Inc.	2.1%
Caterpillar, Inc.	2.0%

Columbia Disciplined Core Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Core Fund
Class Name	Class C
Trading Symbol	RDCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 89	1.69% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.69%	[1]
Net Assets	$ 4,965,299,833
Holdings Count | Holding	76
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 4,965,299,833
Total number of portfolio holdings	76
Portfolio turnover for the reporting period	22%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	6.8%
Apple, Inc.	6.1%
Alphabet, Inc., Class A	5.8%
Microsoft Corp.	5.8%
Meta Platforms, Inc., Class A	4.7%
Amazon.com, Inc.	4.6%
Citigroup, Inc.	2.3%
Salesforce, Inc.	2.3%
Fiserv, Inc.	2.1%
Caterpillar, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	6.8%
Apple, Inc.	6.1%
Alphabet, Inc., Class A	5.8%
Microsoft Corp.	5.8%
Meta Platforms, Inc., Class A	4.7%
Amazon.com, Inc.	4.6%
Citigroup, Inc.	2.3%
Salesforce, Inc.	2.3%
Fiserv, Inc.	2.1%
Caterpillar, Inc.	2.0%

Columbia Disciplined Core Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Core Fund
Class Name	Institutional Class
Trading Symbol	CCRZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 36	0.69% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[1]
Net Assets	$ 4,965,299,833
Holdings Count | Holding	76
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 4,965,299,833
Total number of portfolio holdings	76
Portfolio turnover for the reporting period	22%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	6.8%
Apple, Inc.	6.1%
Alphabet, Inc., Class A	5.8%
Microsoft Corp.	5.8%
Meta Platforms, Inc., Class A	4.7%
Amazon.com, Inc.	4.6%
Citigroup, Inc.	2.3%
Salesforce, Inc.	2.3%
Fiserv, Inc.	2.1%
Caterpillar, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	6.8%
Apple, Inc.	6.1%
Alphabet, Inc., Class A	5.8%
Microsoft Corp.	5.8%
Meta Platforms, Inc., Class A	4.7%
Amazon.com, Inc.	4.6%
Citigroup, Inc.	2.3%
Salesforce, Inc.	2.3%
Fiserv, Inc.	2.1%
Caterpillar, Inc.	2.0%

Columbia Disciplined Core Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Core Fund
Class Name	Institutional 2 Class
Trading Symbol	RSIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 36	0.69% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[1]
Net Assets	$ 4,965,299,833
Holdings Count | Holding	76
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 4,965,299,833
Total number of portfolio holdings	76
Portfolio turnover for the reporting period	22%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	6.8%
Apple, Inc.	6.1%
Alphabet, Inc., Class A	5.8%
Microsoft Corp.	5.8%
Meta Platforms, Inc., Class A	4.7%
Amazon.com, Inc.	4.6%
Citigroup, Inc.	2.3%
Salesforce, Inc.	2.3%
Fiserv, Inc.	2.1%
Caterpillar, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	6.8%
Apple, Inc.	6.1%
Alphabet, Inc., Class A	5.8%
Microsoft Corp.	5.8%
Meta Platforms, Inc., Class A	4.7%
Amazon.com, Inc.	4.6%
Citigroup, Inc.	2.3%
Salesforce, Inc.	2.3%
Fiserv, Inc.	2.1%
Caterpillar, Inc.	2.0%

Columbia Disciplined Core Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Core Fund
Class Name	Institutional 3 Class
Trading Symbol	CCQYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 34	0.64% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 4,965,299,833
Holdings Count | Holding	76
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 4,965,299,833
Total number of portfolio holdings	76
Portfolio turnover for the reporting period	22%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	6.8%
Apple, Inc.	6.1%
Alphabet, Inc., Class A	5.8%
Microsoft Corp.	5.8%
Meta Platforms, Inc., Class A	4.7%
Amazon.com, Inc.	4.6%
Citigroup, Inc.	2.3%
Salesforce, Inc.	2.3%
Fiserv, Inc.	2.1%
Caterpillar, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	6.8%
Apple, Inc.	6.1%
Alphabet, Inc., Class A	5.8%
Microsoft Corp.	5.8%
Meta Platforms, Inc., Class A	4.7%
Amazon.com, Inc.	4.6%
Citigroup, Inc.	2.3%
Salesforce, Inc.	2.3%
Fiserv, Inc.	2.1%
Caterpillar, Inc.	2.0%

[1]	Annualized.